Summary of Material Accounting Policies - Additional Information (Details)			12 Months Ended			24 Months Ended
	Jun. 02, 2023 MXN ($) Stores	Jun. 30, 2021 MXN ($) Stores	Dec. 31, 2023 MXN ($) yr shares	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2021 USD ($)
Disclosure of detailed information about significant accounting policies [line items]
VAT tax refunds			$ 116,774,000	$ 56,278,000		$ 116,774,000
Allowance from vendors			$ 0	0
Annual audited financial statement delivery period		180 days	180 days
Short term investments			$ 25,334,000	8,766,000		25,334,000
Liability incurred in connection with issuance of convertible notes					$ 5,790,000			$ 286,161
Uncertain tax positions			0	$ 0	$ 0	$ 0
Estimated sales return			$ 0
Options vesting period			5 years
Share based compensation arrangement by share based payment award vesting percentage			25.00%
Option life, share options granted | yr			30
Share option expiry date			Dec. 31, 2030
Effective tax rate			(203.40%)	(55.40%)	(12.70%)
Tiendas Tres B
Disclosure of detailed information about significant accounting policies [line items]
Additional current tax exposure expected to be recognized			0.00%
Bottom of range
Disclosure of detailed information about significant accounting policies [line items]
Effective tax rate					15.00%
Bottom of range | Tiendas Tres B
Disclosure of detailed information about significant accounting policies [line items]
Effective tax rate			15.00%
Class C Shares
Disclosure of detailed information about significant accounting policies [line items]
Par value per share | $ / shares							$ 0.01
Number of shares reserved for issue under options and contracts for sale of shares | shares			15,000,000			15,000,000
Goods Sold through Intermediaries
Disclosure of detailed information about significant accounting policies [line items]
Revenue			$ 63,706,000	$ 55,799,000	$ 53,027,000
Goods or Services Transferred at Point in Time
Disclosure of detailed information about significant accounting policies [line items]
Revenue			$ 43,924,097,000	32,416,778,000	$ 22,979,248,000
Banco Santander Mexico, S.A.
Disclosure of detailed information about significant accounting policies [line items]
Amount of equity required to comply with factoring agreement covenant		$ 50,000,000
Number of stores | Stores		419
Convenant agreement least amount required to pass through the trust the cash flows from stores		$ 270,000,000				$ 300,000,000
Maximum liability related to accounts payable factored by its suppliers allowed under agreement		$ 350,000,000
Annual audited financial statement delivery period					180 days
HSBC Mexico, S.A.
Disclosure of detailed information about significant accounting policies [line items]
Number of stores | Stores	299
Convenant agreement least amount required to pass through the trust the cash flows from stores	$ 540,000,000
Annual audited financial statement delivery period	180 days		180 days
Principal amount under finance agreement	$ 450,000,000
Commissions paid	2,250,000
Short term investments	$ 15,000,000
Santander and HSBC
Disclosure of detailed information about significant accounting policies [line items]
Derecognized suppliers payables subject to reverse factoring transactions recognized in supplier finance arrangement			$ 449,850,000	$ 338,336,000		$ 449,850,000